Amendment to Articles of Incorporation (Details)	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012	Dec. 31, 2011
Amendment to Articles of Incorporation [Abstract]
Common shares outstanding after reverse split	1,522,326	1,443,948	10,527,637	10,448,197